Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 89.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,519,917

		$4,519,917

Education — 24.6%
Massachusetts Development Finance Agency, (Babson College):
4.00%, 10/1/40(1)	$425	$519,316
4.00%, 10/1/41(1)	475	578,925
4.00%, 10/1/44(1)	1,000	1,210,010
5.00%, 10/1/42	1,500	1,827,495
Massachusetts Development Finance Agency, (Bentley University):
4.00%, 7/1/38	420	502,765
4.00%, 7/1/40	1,300	1,550,159
Massachusetts Development Finance Agency, (Berklee College of Music):
5.00%, 10/1/29	1,000	1,191,380
5.00%, 10/1/39	2,000	2,356,840
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	3,000	3,580,590
5.45%, 5/15/59	400	526,356
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,737,240
5.00%, 5/1/35	1,660	1,861,773
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,061,076
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/29	3,845	3,976,883
5.00%, 3/1/33	1,950	2,132,890
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,890,560
Massachusetts Development Finance Agency, (Springfield College), 4.00%, 6/1/50	2,700	3,054,024
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	766,221
5.00%, 7/1/32	770	949,464
5.00%, 7/1/38	340	414,365
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,831,379
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,358,160
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,814,587
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,115,650

		$48,808,108

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.6%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	$1,100	$1,178,034

		$1,178,034

General Obligations — 26.3%
Acton-Boxborough Regional School District, MA, 5.00%, 3/1/32	$2,075	$2,637,512
Attleboro, MA, 3.00%, 10/15/36	2,630	2,900,206
Belmont, MA:
4.00%, 2/15/29	1,195	1,421,787
4.00%, 2/15/30	1,245	1,480,803
4.00%, 2/15/31	1,045	1,238,283
4.00%, 3/15/31	2,910	3,454,694
Boston, MA, 4.00%, 3/1/31	3,000	3,225,300
Cape Cod Regional Technical High School District, MA, 4.00%, 11/15/35	1,330	1,559,624
Chelmsford, MA, 5.00%, 4/15/22	2,000	2,027,280
Danvers, MA:
4.00%, 8/15/30	600	716,058
4.00%, 8/15/33	540	643,680
Franklin, MA:
4.00%, 5/15/30	200	237,104
4.00%, 5/15/32	455	537,933
4.00%, 5/15/33	455	538,706
5.00%, 5/15/29	210	263,149
Harvard, MA:
4.00%, 8/15/30	1,025	1,223,266
4.00%, 8/15/31	1,270	1,514,412
Hingham, MA:
3.00%, 2/15/37	1,700	1,881,951
4.00%, 2/15/32	425	508,606
4.00%, 2/15/33	410	489,897
Lexington, MA, 4.00%, 2/1/29	1,855	2,204,259
Lincoln, MA:
4.00%, 3/1/30	2,120	2,507,197
4.00%, 3/1/31	2,205	2,606,751
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,249,010
4.00%, 2/1/42	975	1,129,586
Massachusetts, 5.00%, 3/1/31	3,000	3,299,190
Medford, MA, 5.00%, 7/15/29	735	924,777
Shrewsbury, MA, 4.00%, 7/15/33	2,370	2,821,438
Swampscott, MA, 5.00%, 1/15/26	355	420,533

Security	Principal Amount (000’s omitted)	Value
Weston, MA:
4.00%, 1/15/31	$1,275	$1,531,033
4.00%, 1/15/32	1,495	1,788,184
Winchester, MA, 5.00%, 4/15/36	775	783,362
Worcester, MA, 2.00%, 2/1/22	2,500	2,503,800

		$52,269,371

Hospital — 10.3%
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/28	$1,600	$2,021,936
5.00%, 10/1/29	600	773,664
5.00%, 10/1/31	400	536,200
Massachusetts Development Finance Agency, (Beth Israel Lahey Health):
5.00%, 7/1/32	375	470,801
5.00%, 7/1/33	625	783,450
5.00%, 7/1/38	600	744,498
Massachusetts Development Finance Agency, (CareGroup):
5.00%, 7/1/27	1,000	1,183,940
5.00%, 7/1/43	2,000	2,429,660
Massachusetts Development Finance Agency, (Children’s Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	1,840	2,072,815
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,007,027
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,274,380
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,956,144
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,238,595

		$20,493,110

Housing — 1.5%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,935	$2,935,000

		$2,935,000

Industrial Development Revenue — 0.7%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	$670	$694,710
(AMT), 4.875%, 11/1/42(3)	740	769,999

		$1,464,709

Insured – Education — 3.8%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,586,179

		$7,586,179

Insured – Special Tax Revenue — 4.3%
Martha’s Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$1,974,861
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,517,262

		$8,492,123

Insured – Transportation — 4.0%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$8,000,000

		$8,000,000

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$545,218
5.00%, 12/1/42	525	603,913
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	205	229,182
5.00%, 11/15/38(3)	135	149,649
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	760,014

		$2,287,976

Special Tax Revenue — 3.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$123,859
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/40	2,500	3,049,325
5.00%, 7/1/26	2,000	2,390,300
5.25%, 7/1/31	1,240	1,701,057

		$7,264,541

Transportation — 6.1%
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/31	$1,555	$1,951,634
(AMT), 5.00%, 7/1/34	2,110	2,529,215
(AMT), 5.00%, 7/1/38	1,400	1,814,932
(AMT), 5.00%, 7/1/43	3,000	3,513,810
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,222,500

		$12,032,091

Water and Sewer — 0.3%
Springfield Water and Sewer Commission, MA:
4.00%, 4/15/30	$225	$269,845
4.00%, 4/15/33	335	398,499

		$668,344

Total Tax-Exempt Municipal Obligations — 89.7% (identified cost $163,832,664)		$177,999,503

Taxable Municipal Obligations — 8.3%

Security	Principal Amount (000’s omitted)	Value
Education — 2.7%
Massachusetts Development Finance Agency, (Bentley University):
1.60%, 7/1/27	$850	$834,011
1.82%, 7/1/28	650	637,345
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	1,000	968,100
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	2,972,949

		$5,412,405

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.0%
Massachusetts, 2.514%, 7/1/41	$4,000	$3,945,920

		$3,945,920

Insured – Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,070,010

		$1,070,010

Special Tax Revenue — 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	$1,500	$1,496,220
Massachusetts School Building Authority, 2.95%, 5/15/43	2,500	2,543,050

		$4,039,270

Student Loan — 1.0%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,000	$2,009,160

		$2,009,160

Total Taxable Municipal Obligations — 8.3% (identified cost $16,365,481)		$16,476,765

Total Investments — 98.0% (identified cost $180,198,145)		$194,476,268

Other Assets, Less Liabilities — 2.0%		$3,964,606

Net Assets — 100.0%		$198,440,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.5% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $1,967,399 or 1.0% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$177,999,503	$—	$177,999,503
Taxable Municipal Obligations	—	16,476,765	—	16,476,765
Total Investments	$—	$194,476,268	$—	$194,476,268

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.